Operations Classified as Held for Sale - Narrative (Details) - Telefónica Hispam	Jul. 06, 2023
Pangea
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	36.00%
Affiliate Of Kohlberg Kravis Roberts
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired	54.00%
Entel Perú
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired	10.00%